TREASURY STOCK	12 Months Ended
Dec. 31, 2019
TREASURY STOCK
TREASURY STOCK	18. TREASURY STOCK For the years ended December 31, 2017, 2018 and 2019, the Company repurchased the number of 3,448,482, nil and 242,830 ADSs pursuant to the share repurchase plans.